Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Analysis of Changes in Number of Shares of Common Stock Outstanding

An analysis of changes in the number of shares of common stock outstanding follows:

	2013	2012	2011
Balance at January 1	238,914,988	241,008,509	242,268,903
Incentive Plan and Awards	863,958	449,463	189,793
Stock Options Exercised	3,088,490	973,270	149,385
Treasury Stock Purchased	(5,545,401)	(3,516,254)	(1,599,572)

Balance at December 31	237,322,035	238,914,988	241,008,509